ASSET ACQUISITION (Details Narrative) - ESG [Member]			1 Months Ended
	May 11, 2021 USD ($)	May 11, 2021 CNY (¥)	Aug. 29, 2023 USD ($)
Payment to shareholders	$ 2,151,383	¥ 14,840,028	$ 689,303
Monthly payment	25,612	¥ 176,667
Fair value of the net assets acquired	$ 1,464,214
Monthly interest rate	1.00%	1.00%
Fair value of the net liability acquired	$ 1,464,214
Funan Zhihua Mushroom Co., Ltd. [Member]
Consideration percentage	100.00%	100.00%